JPMORGAN INSURANCE TRUST

JPMorgan Insurance Trust Global Allocation Portfolio

(All Share Classes)

Supplement dated November 21, 2016

to the Summary Prospectuses and Prospectuses dated

May 1, 2016, as supplemented

CHANGE IN BENCHMARK: Effective November 30, 2016, the JPMorgan Insurance Trust Global Allocation Portfolio (the “Portfolio”) will change two of the benchmarks it uses to compare performance. The Bloomberg Barclays U.S. Aggregate Index will be replaced by the Bloomberg Barclays Global Aggregate Index — Unhedged USD. In connection with this change, the Bloomberg Barclays Global Aggregate Index — Unhedged USD will also replace the Bloomberg Barclays U.S. Aggregate Index in the Global Allocation Composite Benchmark, which will now be comprised of 60% MSCI World Index (net of foreign withholding taxes) and 40% Bloomberg Barclays Global Aggregate Index — Unhedged USD.

For Class 1 Prospectus

The first paragraph in “The Portfolio’s Past Performance” section on page 6 of the prospectus is hereby deleted in its entirety and replaced with the following.

This section provides some indication of the risks of investing in the Portfolio. The bar chart shows the performance of the Portfolio’s Class 1 Shares for the past calendar year. The table shows the average annual total returns for the past one year and life of the Portfolio. The table compares that performance to the MSCI World Index (net of foreign withholding taxes), the Bloomberg Barclays Global Aggregate Index — Unhedged USD (new benchmark), the Bloomberg Barclays U.S. Aggregate Index (old benchmark), the Global Allocation Composite Benchmark, comprised of 60% MSCI World Index (net of foreign withholding taxes) and 40% Bloomberg Barclays Global Aggregate Index — Unhedged USD, and the Lipper Variable Underlying Funds Flexible Funds Index. The Lipper index is based on the total returns of certain mutual funds within the Portfolio’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Portfolio will performance in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

Also, the Average Annual Total Returns table on page 7 of the prospectus is hereby deleted in its entirety and replaced with the following.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
	Past 1 Year	Life of Portfolio (Since 12/9/14)
CLASS 1 SHARES	(1.06)%	(1.22)%
MSCI WORLD INDEX (Net of Foreign Withholding Taxes) (Reflects No Deduction for Fees, Expenses or Taxes, Except Foreign Withholding Taxes)	(0.87)	(1.42)
BLOOMBERG BARCLAYS GLOBAL AGGREGATE INDEX — UNHEDGED USD[1] (Reflects No Deduction for Fees, Expenses or Taxes)	(3.15)	(3.56)
BLOOMBERG BARCLAYS U.S. AGGREGATE INDEX (Reflects No Deduction for Fees, Expenses or Taxes	0.55	0.81
GLOBAL ALLOCATION COMPOSITE BENCHMARK (Reflects No Deduction for Fees, Expenses or Taxes, Except Foreign Withholding Taxes on MSCI World Index)	(1.57)	(2.00)
LIPPER VARIABLE UNDERLYING FUNDS FLEXIBLE FUNDS INDEX (Reflects No Deduction for Taxes)	(1.35)	(1.35)

1	Effective November 30, 2016, the Portfolio’s benchmark changed from the Bloomberg Barclays U.S. Aggregate Index to the Bloomberg Barclays Global Aggregate Index — Unhedged USD.

SUP-JPMITGAP-1116

For Class 2 Shares Prospectus

The first paragraph in “The Portfolio’s Past Performance” section on page 6 of the prospectus is hereby deleted in its entirety and replaced with the following.

This section provides some indication of the risks of investing in the Portfolio. The bar chart shows the performance of the Portfolio’s Class 2 Shares for the past calendar year. The table shows the average annual total returns for the past one year and life of the Portfolio. The table compares that performance to the MSCI World Index (net of foreign withholding taxes), the Bloomberg Barclays Global Aggregate Index — Unhedged USD (new benchmark), the Bloomberg Barclays U.S. Aggregate Index (old benchmark), the Global Allocation Composite Benchmark, comprised of 60% MSCI World Index (net of foreign withholding taxes) and 40% Bloomberg Barclays Global Aggregate Index — Unhedged USD, and the Lipper Variable Underlying Funds Flexible Funds Index. The Lipper index is based on the total returns of certain mutual funds within the Portfolio’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Portfolio will performance in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

Also, the Average Annual Total Returns table on page 7 of the prospectus is hereby deleted in its entirety and replaced with the following.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
	Past 1 Year	Life of Portfolio (Since 12/9/14)
CLASS 2 SHARES	(1.32)%	(1.47)%
MSCI WORLD INDEX (Net of Foreign Withholding Taxes) (Reflects No Deduction for Fees, Expenses or Taxes, Except Foreign Withholding Taxes)	(0.87)	(1.42)
BLOOMBERG BARCLAYS GLOBAL AGGREGATE INDEX — UNHEDGED USD[1] (Reflects No Deduction for Fees, Expenses or Taxes)	(3.15)	(3.56)
BLOOMGERG BARCLAYS U.S. AGGREGATE INDEX (Reflects No Deduction for Fees, Expenses or Taxes	0.55	0.81
GLOBAL ALLOCATION COMPOSITE BENCHMARK (Reflects No Deduction for Fees, Expenses or Taxes, Except Foreign Withholding Taxes on MSCI World Index)	(1.57)	(2.00)
LIPPER VARIABLE UNDERLYING FUNDS FLEXIBLE FUNDS INDEX (Reflects No Deduction for Taxes)	(1.35)	(1.35)

1	Effective November 30, 2016, the Portfolio’s benchmark changed from the Bloomberg Barclays U.S. Aggregate Index to the Bloomberg Barclays Global Aggregate Index — Unhedged USD.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUSES FOR FUTURE REFERENCE